Debt - Schedule of Long-term Debt (Footnotes) (Details) € in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2017	Sep. 30, 2018 EUR (€)	Sep. 30, 2017	Sep. 30, 2018 USD ($)
Debt Instrument
Principal repayments due April 30, 2019					$ 29.3
Principal repayments due April 30, 2020					101.4
AmeriGas Propane
Debt Instrument
Principal repayments due April 30, 2019					1.6
Principal repayments due April 30, 2020					$ 0.3
AmeriGas Propane | Senior Secured Notes | HOLP Senior Secured Notes
Debt Instrument
Effective interest rate			6.75%	6.75%	6.75%
France SAS | France SAS Senior Facilities term loan, due through April 2020 | EURIBOR
Debt Instrument
Variable interest rate floor (percentage)			0.00%
Basis spread on variable rate (percentage)			1.75%	1.90%
France SAS | France SAS Senior Facilities term loan, due through April 2020 | EURIBOR | Minimum
Debt Instrument
Basis spread on variable rate (percentage)			1.60%
France SAS | France SAS Senior Facilities term loan, due through April 2020 | EURIBOR | Maximum
Debt Instrument
Basis spread on variable rate (percentage)			2.70%
France SAS | France SAS Senior Facilities term loan, due through April 2020 | Interest rate swaps | EURIBOR
Debt Instrument
Underlying fixed interest rate (percentage)			0.18%		0.18%
France SAS | Term Loan | France SAS Senior Facilities term loan, due through April 2020
Debt Instrument
Principal repayments due April 30, 2019 | €			€ 60
Principal repayments due April 30, 2020 | €			€ 480
France SAS | Term Loan | France SAS Senior Facilities term loan, due through April 2020 | EURIBOR
Debt Instrument
Effective interest rate			1.93%	2.08%	1.93%
Flaga | Term Loan | Flaga Credit Facility Agreement
Debt Instrument
Effective interest rate			1.93%	1.80%	1.93%
Flaga | Term Loan | Flaga Credit Facility Agreement | Three-Month EURIBOR | Minimum
Debt Instrument
Basis spread on variable rate (percentage)			1.20%
Flaga | Term Loan | Flaga Credit Facility Agreement | Three-Month EURIBOR | Maximum
Debt Instrument
Basis spread on variable rate (percentage)			2.60%
Flaga | Term Loan | Flaga Credit Facility Agreement | Interest rate swaps | Three-Month EURIBOR
Debt Instrument
Underlying fixed interest rate (percentage)			0.23%		0.23%
Flaga | Term Loan | Flaga Term Loan, due September 2018 | One-Month LIBOR
Debt Instrument
Basis spread on variable rate (percentage)			1.125%
Flaga | Term Loan | Flaga Term Loan, due September 2018 | Cross-currency swaps | One-Month LIBOR
Debt Instrument
Effective interest rate			0.55%	0.87%	0.55%
UGI Utilities
Debt Instrument
Principal repayments due April 30, 2019					$ 6.8
Principal repayments due April 30, 2020					$ 95.3
UGI Utilities | Term Loan | Utilities Term Loan | Cross-currency swaps | One-Month LIBOR
Debt Instrument
Effective interest rate			2.76%		2.76%
UGI Utilities | Unsecured Debt | Minimum
Debt Instrument
Basis spread on variable rate (percentage)		0.00%
UGI Utilities | Unsecured Debt | Maximum
Debt Instrument
Basis spread on variable rate (percentage)	3.00%	1.875%
Underlying fixed interest rate (percentage)	3.00%	3.00%